Investments in Unconsolidated Subsidiaries and Affiliates	3 Months Ended
Mar. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

11. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2017 and December 31, 2016 is as follows:

	March 31, 2017	December 31, 2016
	(in millions)
Equity method	$480	$479
Cost method	8	8
Total	$488	$487